Schedule of Investments (unaudited)	iShares® U.S. Industrials ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 11.0%
Axon Enterprise Inc.(a)	18,187	$2,544,907
Boeing Co. (The)(a)	150,610	30,158,146
BWX Technologies Inc.	25,899	1,152,764
Curtiss-Wright Corp.	10,985	1,458,698
General Dynamics Corp.	69,937	14,833,638
HEICO Corp.	12,542	1,710,603
HEICO Corp., Class A	22,038	2,417,569
Howmet Aerospace Inc.	108,531	3,374,229
Huntington Ingalls Industries Inc.	11,049	2,068,373
L3Harris Technologies Inc.	54,985	11,507,811
Lockheed Martin Corp.	69,651	27,103,294
Mercury Systems Inc.(a)	16,866	960,013
Northrop Grumman Corp.	41,795	15,459,970
Raytheon Technologies Corp.	421,028	37,972,515
Spirit AeroSystems Holdings Inc., Class A	29,324	1,285,271
Textron Inc.	61,993	4,219,243
TransDigm Group Inc.(a)	14,516	8,944,614
Virgin Galactic Holdings Inc.(a)(b)	50,068	460,626
Woodward Inc.	16,078	1,772,921
		169,405,205
Air Freight & Logistics — 4.5%
CH Robinson Worldwide Inc.	36,305	3,799,318
Expeditors International of Washington Inc.	47,343	5,419,826
FedEx Corp.	68,945	16,950,818
GXO Logistics Inc.(a)	27,294	2,216,546
United Parcel Service Inc., Class B	203,561	41,162,070
		69,548,578
Building Products — 4.6%
A O Smith Corp.	37,278	2,848,785
Advanced Drainage Systems Inc.	17,057	1,928,976
Allegion PLC.	25,283	3,102,983
Armstrong World Industries Inc.	13,319	1,318,847
AZEK Co. Inc. (The)(a)	31,446	1,038,661
Builders FirstSource Inc.(a)	53,294	3,623,459
Carlisle Companies Inc.	14,464	3,231,836
Carrier Global Corp.	244,371	11,651,609
Fortune Brands Home & Security Inc.	38,064	3,584,487
Johnson Controls International PLC	201,231	14,623,457
Lennox International Inc.	9,282	2,632,561
Masco Corp.	68,457	4,335,382
Owens Corning	28,199	2,501,251
Trane Technologies PLC	67,067	11,609,298
Trex Co. Inc.(a)	32,553	2,977,623
		71,009,215
Chemicals — 3.0%
Axalta Coating Systems Ltd.(a)	57,778	1,710,806
Diversey Holdings Ltd.(a)	21,614	237,754
DuPont de Nemours Inc.	147,216	11,276,746
PPG Industries Inc.	66,516	10,389,799
RPM International Inc.	35,942	3,184,821
Sherwin-Williams Co. (The)	67,600	19,368,076
		46,168,002
Commercial Services & Supplies — 0.7%
ADT Inc.	44,256	335,903
Cintas Corp.	24,538	9,607,363
MSA Safety Inc.	10,262	1,409,999
		11,353,265
Security	Shares	Value

Construction & Engineering — 0.6%
AECOM	38,212	$2,641,596
MasTec Inc.(a)	15,715	1,353,533
Quanta Services Inc.	39,804	4,088,667
Valmont Industries Inc.	5,845	1,269,709
		9,353,505
Construction Materials — 1.0%
Eagle Materials Inc.	11,202	1,633,812
Martin Marietta Materials Inc.	17,497	6,808,433
Vulcan Materials Co.	37,136	7,067,352
		15,509,597
Consumer Finance — 3.6%
American Express Co.	176,735	31,780,488
Capital One Financial Corp.	118,820	17,434,459
Synchrony Financial.	153,311	6,529,515
		55,744,462
Containers & Packaging — 2.4%
Amcor PLC	433,561	5,207,068
AptarGroup Inc.	18,404	2,158,789
Ardagh Group SA(a)	5,329	128,296
Ardagh Metal Packaging SA(a)	26,589	256,052
Ball Corp.	89,088	8,650,445
Berry Global Group Inc.(a)	37,860	2,552,521
Crown Holdings Inc.	34,586	3,956,638
Graphic Packaging Holding Co.	79,045	1,494,741
Packaging Corp. of America	26,392	3,975,427
Sealed Air Corp.	41,639	2,828,121
Silgan Holdings Inc.	23,447	1,049,957
Sonoco Products Co.	27,458	1,555,221
Westrock Co.	74,295	3,429,457
		37,242,733
Electrical Equipment — 4.4%
Acuity Brands Inc.	9,728	1,863,204
AMETEK Inc.	64,759	8,857,088
Eaton Corp. PLC	111,947	17,735,763
Emerson Electric Co.	167,757	15,425,256
Generac Holdings Inc.(a)	17,257	4,873,032
Hubbell Inc.	15,248	2,855,798
nVent Electric PLC	46,628	1,612,862
Regal Rexnord Corp.	18,912	2,997,174
Rockwell Automation Inc.	32,612	9,432,043
Sensata Technologies Holding PLC(a)	43,617	2,501,871
		68,154,091
Electronic Equipment, Instruments & Components — 2.3%
Cognex Corp.	48,120	3,198,055
Coherent Inc.(a)	6,834	1,766,452
Keysight Technologies Inc.(a)	52,096	8,794,847
Littelfuse Inc.	6,719	1,813,928
Teledyne Technologies Inc.(a)	12,928	5,448,247
Trimble Inc.(a)	70,253	5,069,457
Vontier Corp.	47,349	1,330,980
Zebra Technologies Corp., Class A(a)	14,982	7,627,636
		35,049,602
Household Durables — 0.3%
Mohawk Industries Inc.(a)	15,460	2,440,670
TopBuild Corp.(a)	9,241	2,149,919
		4,590,589
Industrial Conglomerates — 6.2%
3M Co.	162,673	27,006,971

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co	307,142	$29,018,776
Honeywell International Inc.	195,439	39,963,367
		95,989,114
IT Services — 28.9%
Accenture PLC, Class A	178,874	63,246,269
Alliance Data Systems Corp.	13,887	958,758
Automatic Data Processing Inc.	119,610	24,659,994
Block Inc.(a)	134,915	16,498,755
Euronet Worldwide Inc.(a)	14,184	1,899,096
Fidelity National Information Services Inc.	171,091	20,517,233
Fiserv Inc.(a)	168,201	17,778,846
FleetCor Technologies Inc.(a)	22,346	5,324,158
Genpact Ltd.	51,325	2,553,419
Global Payments Inc.	81,039	12,146,125
Jack Henry & Associates Inc.	20,797	3,489,944
Mastercard Inc., Class A	246,100	95,088,118
Paychex Inc.	90,514	10,658,929
PayPal Holdings Inc.(a)	330,496	56,825,482
Paysafe Ltd.(a)	196,000	711,480
Shift4 Payments Inc., Class A(a)(b)	12,021	633,747
StoneCo Ltd., Class A(a)	62,450	972,971
Visa Inc., Class A	476,105	107,680,668
Western Union Co. (The)	112,808	2,133,199
WEX Inc.(a)(b)	12,501	2,012,411
		445,789,602
Leisure Products — 0.2%
Brunswick Corp./DE	21,618	1,962,698
Hayward Holdings Inc.(a)(b)	13,950	274,676
		2,237,374
Life Sciences Tools & Services — 1.0%
Mettler-Toledo International Inc.(a)	6,381	9,397,171
Waters Corp.(a)(b)	17,020	5,448,442
		14,845,613
Machinery — 12.8%
AGCO Corp.	17,478	2,048,422
Allison Transmission Holdings Inc.	29,081	1,104,787
Caterpillar Inc.	152,197	30,676,827
Colfax Corp.(a)	32,754	1,346,844
Crane Co.	13,811	1,429,577
Cummins Inc.	40,314	8,904,556
Deere & Co.	78,439	29,524,440
Donaldson Co. Inc.	34,744	1,933,851
Dover Corp.	40,305	6,848,223
Flowserve Corp.	36,415	1,187,857
Fortive Corp.	91,937	6,485,236
Gates Industrial Corp. PLC(a)	26,636	412,059
Graco Inc.	47,248	3,428,315
IDEX Corp.	21,368	4,603,522
Illinois Tool Works Inc.	88,459	20,692,329
Ingersoll Rand Inc.	113,830	6,398,384
ITT Inc.	24,283	2,232,093
Lincoln Electric Holdings Inc.	16,198	2,070,752
Middleby Corp. (The)(a)	15,435	2,858,562
Nordson Corp.	16,330	3,797,378
Oshkosh Corp.	19,138	2,178,096
Otis Worldwide Corp.	119,532	10,211,619
PACCAR Inc.	95,718	8,900,817
Parker-Hannifin Corp.	36,149	11,206,551
Pentair PLC.	46,551	2,965,299
Security	Shares	Value

Machinery (continued)
Snap-on Inc.	15,039	$3,131,872
Stanley Black & Decker Inc.	45,332	7,917,234
Toro Co. (The)	29,894	2,887,163
Westinghouse Air Brake Technologies Corp.	50,435	4,483,671
Xylem Inc./NY	50,235	5,275,680
		197,142,016
Marine — 0.1%
Kirby Corp.(a)	16,685	1,087,528

Media — 0.0%
Loyalty Ventures Inc.(a)	5,557	162,876

Multi-Utilities — 0.1%
MDU Resources Group Inc.	56,698	1,665,220

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	24,670	1,639,075

Professional Services — 3.2%
Booz Allen Hamilton Holding Corp.	37,352	2,866,019
Equifax Inc.	34,021	8,156,875
FTI Consulting Inc.(a)	9,387	1,368,718
IHS Markit Ltd.	104,906	12,251,972
Jacobs Engineering Group Inc.	36,361	4,733,475
Legalzoomcom Inc.(a)(b)	5,279	83,830
ManpowerGroup Inc.	15,208	1,594,863
Robert Half International Inc.	30,507	3,455,223
TransUnion	53,716	5,539,194
Verisk Analytics Inc.	44,600	8,747,398
		48,797,567
Road & Rail — 6.8%
CSX Corp.	621,625	21,272,008
JB Hunt Transport Services Inc.	23,655	4,554,534
Knight-Swift Transportation Holdings Inc.	45,044	2,548,590
Landstar System Inc.	10,707	1,713,120
Norfolk Southern Corp.	68,281	18,571,749
Old Dominion Freight Line Inc.	28,712	8,669,014
Ryder System Inc.	14,616	1,069,745
Schneider National Inc., Class B	14,492	370,995
TuSimple Holdings Inc., Class A(a)	37,286	699,485
Union Pacific Corp.	180,815	44,218,308
XPO Logistics Inc.(a)	27,116	1,794,266
		105,481,814
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc.	15,493	2,406,528

Software — 0.7%
Bill.com Holdings Inc.(a)	25,836	4,862,594
Fair Isaac Corp.(a)	7,461	3,693,120
Paylocity Holding Corp.(a)	11,050	2,253,979
		10,809,693
Trading Companies & Distributors — 1.2%
Air Lease Corp.	29,975	1,193,305
Core & Main Inc., Class A(a)	15,829	380,687
MSC Industrial Direct Co. Inc., Class A	12,559	1,025,317
United Rentals Inc.(a)	20,294	6,496,515
Watsco Inc.	9,205	2,600,965

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	12,893	$6,383,453
		18,080,242
Total Common Stocks — 99.9%
(Cost: $1,383,671,316)		1,539,263,106

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	6,766,922	6,768,952
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	1,452,000	1,452,000
		8,220,952
Total Short-Term Investments — 0.5%
(Cost: $8,219,505)		8,220,952

Total Investments in Securities — 100.4%
(Cost: $1,391,890,821)		1,547,484,058

Other Assets, Less Liabilities — (0.4)%		(6,263,041)

Net Assets — 100.0%		$1,541,221,017

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,612,573	$—	$(17,842,021	)(a)	$(3,016)	$1,416	$6,768,952	6,766,922	$23,638	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,952,000	—	(500,000	)(a)	—	—	1,452,000	1,452,000	107		—
					$(3,016)	$1,416	$8,220,952		$23,745		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	03/18/22	$163	$(9,370)
XAI Industrial Index	16	03/18/22	1,621	(69,713)
				$(79,083)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Industrials ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,539,134,810	$128,296	$—	$1,539,263,106
Money Market Funds	8,220,952	—	—	8,220,952
	$1,547,355,762	$128,296	$—	$1,547,484,058
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79,083)	$—	$—	$(79,083)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4